Retirement benefit obligations - Schedule of Movements in Other Post-Retirement Benefits Obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
At 1 January	£ 3,488
At 31 December	2,906	£ 3,488
Other postretirement benefits plan
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
At 1 January	(44)	(35)
Actuarial gains (losses)	4	(11)
Insurance premiums paid	3	3
Charge for the year	(2)	(1)
At 31 December	£ (39)	£ (44)